Cover Page	12 Months Ended
Dec. 31, 2020 shares
Entity Addresses [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Entity File Number	001-35455
Entity Registrant Name	SSR MINING INC.
Entity Incorporation, State or Country Code	A1
Entity Primary SIC Number	1311
Entity Address, Address Line One	Suite 800
Entity Address, Address Line Two	1055 Dunsmuir Street
Entity Address, Address Line Three	PO Box 49088, Bentall Postal Station
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V7X 1G4
City Area Code	604
Local Phone Number	689-3846
Title of 12(b) Security	Common Shares without par value
Trading Symbol	SSRM
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	219,607,048
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Central Index Key	0000921638
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Entity Addresses [Line Items]
Contact Personnel Name	CT Corporation System
Entity Address, Address Line One	111 8th Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	212
Local Phone Number	894-8940
Other Address
Entity Addresses [Line Items]
Entity Address, Address Line One	7001 E. Belleview Ave
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Country	US
Entity Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	292-1299